ACQUISITION (Details)				0 Months Ended			5 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Nov. 02, 2013 Xing Wei Group USD ($)	Oct. 31, 2013 Xing Wei Group USD ($)	Oct. 31, 2013 Xing Wei Group CNY	Mar. 31, 2014 Xing Wei Group CNY	Mar. 31, 2014 Xing Wei Group CNY	Mar. 31, 2013 Xing Wei Group CNY	Oct. 31, 2013 Xing Wei Group Training platform CNY	Oct. 31, 2013 Xing Wei Group Contracts in progress CNY
Acquisition
Cash consideration					$ 3,190,000	19,612,120
Cash paid				3,190,000
Net revenue							305,607
Net loss							1,702,306
Pro forma
Net revenue								386,386,238	367,598,801
Net income								23,342,382	20,640,931
Additional disclosure
Acquisition related costs								676,237
Fair value of consideration transferred:
Cash					3,190,000	19,612,120
Fair values of identifiable assets acquired and liabilities assumed
Cash						9,785,414
Accounts receivable and other current assets						710,300
Property and equipment						165,168
Intangible asset										422,700	1,225,380
Accrued expenses and other current liabilities						(285,894)
Total identifiable net assets						12,023,068
Goodwill	4,988,724	31,011,902	23,422,850			7,589,052
Total identifiable assets acquired and liabilities assumed, including goodwill						19,612,120